Fair Value (Unobservable Input Reconciliation) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Net Derivatives
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Changes in unrealized gains (losses) included in net income (loss) for the instruments still held at end of period	$ (687)	$ (64)	$ (7)
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Balance at January 1,	(232)	(196)
Total realized/unrealized gains (losses) included in net income (loss)	(703)	(74)	(4)
Total realized/unrealized gains (losses) included in AOCI	4	2	57
Purchases	10	22
Sales	0	0
Issuances	0	0
Settlements	(33)	14
Transfers into Level 3	0	0
Transfers out of Level 3	0	0
Balance at December 31,	(954)	(232)	(196)
Changes in unrealized gains (losses) included in net income (loss) for the instruments still held at end of period	(687)	(64)	(7)
Net Embedded Derivatives
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Changes in unrealized gains (losses) included in net income (loss) for the instruments still held at end of period	(1,772)	(310)	(565)
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Balance at January 1,	(442)	354
Total realized/unrealized gains (losses) included in net income (loss)	(1,760)	(303)	(468)
Total realized/unrealized gains (losses) included in AOCI	0	0	107
Purchases	0	0
Sales	0	0
Issuances	0	0
Settlements	(559)	(493)
Transfers into Level 3	0	0
Transfers out of Level 3	0	0
Balance at December 31,	(2,761)	(442)	354
Changes in unrealized gains (losses) included in net income (loss) for the instruments still held at end of period	(1,772)	(310)	(565)
Corporate Debt Securities [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance at January 1,	2,410	2,403
Total realized/unrealized gains (losses) included in net income (loss)	(11)	16	3
Total realized/unrealized gains (losses) included in AOCI	(24)	(120)	72
Purchases	584	406
Sales	(443)	(191)
Issuances	0	0
Settlements	0	0
Transfers into Level 3	119	202
Transfers out of Level 3	(325)	(306)
Balance at December 31,	2,310	2,410	2,403
Changes in unrealized gains (losses) included in net income (loss) for the instruments still held at end of period	2	11	2
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Changes in unrealized gains (losses) included in net income (loss) for the instruments still held at end of period	2	11	2
Structured Securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance at January 1,	1,996	1,212
Total realized/unrealized gains (losses) included in net income (loss)	30	21	10
Total realized/unrealized gains (losses) included in AOCI	21	(14)	13
Purchases	600	1,342
Sales	(598)	(364)
Issuances	0	0
Settlements	0	0
Transfers into Level 3	12	31
Transfers out of Level 3	(366)	(232)
Balance at December 31,	1,695	1,996	1,212
Changes in unrealized gains (losses) included in net income (loss) for the instruments still held at end of period	28	21	6
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Changes in unrealized gains (losses) included in net income (loss) for the instruments still held at end of period	28	21	6
State and political subdivision
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance at January 1,	13	0
Total realized/unrealized gains (losses) included in net income (loss)	0	0	0
Total realized/unrealized gains (losses) included in AOCI	0	0	0
Purchases	0	13
Sales	0	0
Issuances	0	0
Settlements	0	0
Transfers into Level 3	9	0
Transfers out of Level 3	(5)	0
Balance at December 31,	17	13	0
Changes in unrealized gains (losses) included in net income (loss) for the instruments still held at end of period	0	0	0
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Changes in unrealized gains (losses) included in net income (loss) for the instruments still held at end of period	0	0	0
Foreign government
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance at January 1,	27	0
Total realized/unrealized gains (losses) included in net income (loss)	0	0	0
Total realized/unrealized gains (losses) included in AOCI	0	(2)	0
Purchases	0	29
Sales	0	0
Issuances	0	0
Settlements	0	0
Transfers into Level 3	0	0
Transfers out of Level 3	(27)	0
Balance at December 31,	0	27	0
Changes in unrealized gains (losses) included in net income (loss) for the instruments still held at end of period	0	0	0
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Changes in unrealized gains (losses) included in net income (loss) for the instruments still held at end of period	0	0	0
Equity securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance at January 1,	97	100
Total realized/unrealized gains (losses) included in net income (loss)	0	11	(2)
Total realized/unrealized gains (losses) included in AOCI	(11)	(10)	7
Purchases	0	0
Sales	(26)	(16)
Issuances	0	0
Settlements	0	0
Transfers into Level 3	131	19
Transfers out of Level 3	(54)	(7)
Balance at December 31,	137	97	100
Changes in unrealized gains (losses) included in net income (loss) for the instruments still held at end of period	0	0	(1)
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Changes in unrealized gains (losses) included in net income (loss) for the instruments still held at end of period	0	0	(1)
Short-term Investments
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance at January 1,	47	71
Total realized/unrealized gains (losses) included in net income (loss)	0	0	0
Total realized/unrealized gains (losses) included in AOCI	0	0	0
Purchases	3	47
Sales	(1)	0
Issuances	0	0
Settlements	0	0
Transfers into Level 3	0	0
Transfers out of Level 3	(47)	(71)
Balance at December 31,	2	47	71
Changes in unrealized gains (losses) included in net income (loss) for the instruments still held at end of period	0	0	0
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Changes in unrealized gains (losses) included in net income (loss) for the instruments still held at end of period	0	0	0
Separate account assets
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance at January 1,	146	158
Total realized/unrealized gains (losses) included in net income (loss)	0	(6)	(1)
Total realized/unrealized gains (losses) included in AOCI	0	0	0
Purchases	2	3
Sales	(134)	(5)
Issuances	0	0
Settlements	0	0
Transfers into Level 3	0	0
Transfers out of Level 3	(4)	(4)
Balance at December 31,	10	146	158
Changes in unrealized gains (losses) included in net income (loss) for the instruments still held at end of period	0	0	0
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Changes in unrealized gains (losses) included in net income (loss) for the instruments still held at end of period	$ 0	$ 0	$ 0